First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.3%
	Aerospace & Defense – 0.6%
2,500	TransDigm Group, Inc. (a)	$2,897,400
	Air Freight & Logistics – 2.4%
20,000	C.H. Robinson Worldwide, Inc. (b)	3,321,400
21,000	FedEx Corp. (b)	7,479,780
		10,801,180
	Banks – 6.2%
390,000	Huntington Bancshares, Inc.	6,103,500
61,000	JPMorgan Chase & Co. (a)	17,943,760
17,500	PNC Financial Services Group (The), Inc. (a)	3,641,575
		27,688,835
	Beverages – 2.5%
115,000	Coca-Cola (The) Co.	8,745,750
140,000	Primo Brands Corp. (a)	2,636,200
		11,381,950
	Biotechnology – 1.7%
36,000	AbbVie, Inc. (b)	7,829,640
	Broadline Retail – 2.5%
55,000	Amazon.com, Inc. (c)	11,454,850
	Capital Markets – 3.0%
8,000	Goldman Sachs Group (The), Inc. (a)	6,767,920
40,000	Morgan Stanley (a)	6,582,800
		13,350,720
	Chemicals – 1.5%
14,000	Linde PLC	6,940,640
	Communications Equipment – 2.3%
21,500	Arista Networks, Inc. (c)	2,639,770
100,000	Cisco Systems, Inc. (a)	7,759,000
		10,398,770
	Consumer Finance – 0.8%
19,000	Capital One Financial Corp.	3,466,170
	Consumer Staples Distribution & Retail – 1.3%
5,800	Costco Wholesale Corp.	5,779,294
	Diversified Telecommunication Services – 2.4%
150,000	AT&T, Inc. (a)	4,348,500
125,000	Verizon Communications, Inc. (b)	6,275,000
		10,623,500
	Electric Utilities – 2.6%
42,500	American Electric Power Co., Inc.	5,570,900
155,000	PPL Corp. (a)	5,921,000
		11,491,900
	Electrical Equipment – 2.0%
34,700	nVent Electric PLC (b)	4,104,316
19,000	Vertiv Holdings Co., Class A (b)	4,761,020
		8,865,336

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment – 1.5%
25,000	Netflix, Inc. (b) (c)	$2,403,750
21,500	Take-Two Interactive Software, Inc. (a) (c)	4,246,250
		6,650,000
	Health Care Equipment & Supplies – 0.8%
40,000	Medtronic PLC (a)	3,466,000
	Health Care Providers & Services – 2.2%
7,000	McKesson Corp. (b)	6,057,520
15,000	UnitedHealth Group, Inc. (a)	4,058,850
		10,116,370
	Hotels, Restaurants & Leisure – 4.2%
800	Booking Holdings, Inc. (b)	3,368,256
76,000	Carnival Corp. (b)	1,966,880
73,000	Las Vegas Sands Corp. (a)	3,933,240
19,000	McDonald’s Corp.	5,905,010
40,000	Starbucks Corp. (b)	3,583,600
		18,756,986
	Insurance – 1.9%
16,500	Arthur J. Gallagher & Co. (a)	3,573,570
15,000	Chubb Ltd.	4,888,950
		8,462,520
	Interactive Media & Services – 7.5%
100,000	Alphabet, Inc., Class C (a)	28,686,000
8,800	Meta Platforms, Inc., Class A	5,034,744
		33,720,744
	IT Services – 1.8%
22,000	International Business Machines Corp. (a)	5,332,580
33,000	Okta, Inc. (a) (c)	2,597,430
		7,930,010
	Life Sciences Tools & Services – 1.0%
9,000	Thermo Fisher Scientific, Inc. (a)	4,423,770
	Machinery – 2.2%
14,000	Caterpillar, Inc. (a) (b)	9,918,440
	Metals & Mining – 0.7%
56,700	Freeport-McMoRan, Inc. (a)	3,332,826
	Oil, Gas & Consumable Fuels – 2.8%
20,500	Chevron Corp. (a) (b)	4,241,450
50,000	Exxon Mobil Corp. (b)	8,483,000
		12,724,450
	Pharmaceuticals – 3.5%
9,000	Eli Lilly & Co. (a)	8,277,930
61,000	Merck & Co., Inc. (a) (b)	7,337,690
		15,615,620
	Semiconductors & Semiconductor Equipment – 12.3%
50,000	Broadcom, Inc. (a)	15,475,500
36,800	Marvell Technology, Inc. (a) (b)	3,645,040
14,000	Micron Technology, Inc. (b)	4,729,760

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
180,000	NVIDIA Corp. (a)	$31,392,000
		55,242,300
	Software – 8.9%
11,300	CrowdStrike Holdings, Inc., Class A (a) (c)	4,411,633
88,900	Microsoft Corp. (a)	32,908,113
20,000	Oracle Corp. (a)	2,942,200
		40,261,946
	Specialized REITs – 1.9%
107,000	Gaming and Leisure Properties, Inc. (a)	4,747,590
30,000	Lamar Advertising Co., Class A (a)	3,799,800
		8,547,390
	Specialty Retail – 1.7%
1,100	AutoZone, Inc. (a) (c)	3,715,558
21,000	Dick’s Sporting Goods, Inc. (a)	4,164,090
		7,879,648
	Technology Hardware, Storage & Peripherals – 9.0%
159,000	Apple, Inc. (a)	40,352,610
	Textiles, Apparel & Luxury Goods – 1.1%
15,000	Ralph Lauren Corp.	5,159,850
	Tobacco – 1.5%
42,000	Philip Morris International, Inc. (a)	6,944,280
	Total Common Stocks	442,475,945
	(Cost $255,533,275)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 0.9%
	Capital Markets – 0.9%
215,000	Ares Capital Corp. (a)	3,874,300
	(Cost $3,728,891)

Shares	Description	Stated Rate	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES – 0.2%
	Software – 0.2%
25,000	Oracle Corp.	6.50%	01/15/29	1,125,250
	(Cost $1,226,415)

Total Investments – 99.4%	447,475,495
(Cost $260,488,581)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.2)%
	Call Options Written – (0.2)%
(90)	AbbVie, Inc.	$(1,957,410)	$250.00	04/17/26	(1,260)
(4)	Booking Holdings, Inc.	(1,684,128)	4,900.00	04/17/26	(3,660)
(100)	C.H. Robinson Worldwide, Inc.	(1,660,700)	195.00	05/15/26	(21,300)
(150)	Carnival Corp.	(388,200)	32.00	04/17/26	(900)
(60)	Caterpillar, Inc.	(4,250,760)	820.00	05/15/26	(57,000)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(75)	Chevron Corp.	$(1,551,750)	$220.00	05/15/26	$(30,975)
(100)	Exxon Mobil Corp.	(1,696,600)	180.00	05/15/26	(38,500)
(50)	FedEx Corp.	(1,780,900)	400.00	05/15/26	(13,400)
(250)	Marvell Technology, Inc.	(2,476,250)	105.00	04/17/26	(60,000)
(118)	Marvell Technology, Inc.	(1,168,790)	120.00	05/15/26	(20,886)
(20)	McKesson Corp.	(1,730,720)	1,050.00	04/17/26	(400)
(180)	Merck & Co., Inc.	(2,165,200)	130.00	05/15/26	(33,660)
(35)	Micron Technology, Inc.	(1,182,440)	520.00	04/17/26	(350)
(35)	Micron Technology, Inc.	(1,182,440)	550.00	04/17/26	(280)
(70)	Micron Technology, Inc.	(2,364,880)	420.00	05/15/26	(61,250)
(65)	Netflix, Inc.	(624,975)	95.00	04/17/26	(31,200)
(35)	Netflix, Inc.	(336,525)	100.00	04/17/26	(8,505)
(100)	nVent Electric PLC	(1,182,800)	130.00	04/17/26	(13,500)
(150)	nVent Electric PLC	(1,774,200)	150.00	05/15/26	(27,750)
(100)	S&P 500® Index (d)	(65,285,200)	6,800.00	04/17/26	(145,500)
(200)	S&P 500® Index (d)	(130,570,400)	6,840.00	04/17/26	(165,600)
(75)	S&P 500® Index (d)	(48,963,900)	7,015.00	04/17/26	(8,100)
(100)	Starbucks Corp.	(895,900)	105.00	04/17/26	(700)
(250)	Verizon Communications, Inc.	(1,255,000)	52.50	05/15/26	(20,000)
(75)	Vertiv Holdings Co., Class A	(1,879,350)	310.00	04/17/26	(5,475)
	Total Written Options				(770,151)
	(Premiums received $991,721)

Net Other Assets and Liabilities – 0.8%	3,445,874
Net Assets – 100.0%	$450,151,218

(a)	All or a portion of these securities are pledged to cover index call options written. At March 31, 2026, the segregated value of these securities amounts to $246,803,893.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)
Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows:
ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$442,475,945	$442,475,945	$—	$—
Common Stocks - Business Development Companies*	3,874,300	3,874,300	—	—
$50 Par Preferred Securities*	1,125,250	1,125,250	—	—
Total Investments	$447,475,495	$447,475,495	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(770,151)	$(696,555)	$(73,596)	$—

* See Portfolio of Investments for industry breakout.